Leases (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of carrying amount and related depreciation	The carrying amount and the related depreciation for the
right-of-use
assets for the years ending December 31, 2020 and 2019 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2020
Carrying amount	171	49	2	222
Depreciation	67	22	1	90
Year ended December 31, 2019
Carrying amount	213	40	1	254
Depreciation	52	1	1	54

Disclosure of future aggregate undiscounted non-cancellable lease payments
The following table sets forth the Company’s future aggregate undiscounted non-cancellable lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2020 and 2019:

	December 31,

	2020	2019
Within 1 year	92	80
Between 1 and 2 years	76	75
Between 2 and 3 years	49	60
Between 3 and 4 years	39	41
Between 4 and 5 years	29	34
Later than 5 years	44	64
Total undiscounted cash flows	329	354
Lease liabilities included in the consolidated statement of financial position
Current	83	69
Non-current	223	253

Disclosure of future aggregate undiscounted lease receipts for finance leases
The Company is entitled to receive the following aggregate undiscounted payments for finance leases as of December 31, 2020 and 2019:

	December 31,

	2020	2019
Within 1 year	8	9
Between 1 and 2 years	7	8
Between 2 and 3 years	7	7
Between 3 and 4 years	7	6
Between 4 and 5 years	5	7
Later than 5 years	2	7
Total undiscounted lease payments to be received	36	44
Unearned finance income	(3)	(4)
Net investment in leases	33	40